AST WESTERN ASSET CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.0%
Asset-Backed Security — 1.2%
Student Loan
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69	92	$ 93,191
(cost $93,197)
Bank Loans — 0.3%
Airlines — 0.2%
Skymiles IP Ltd.,
Term Loan
—%(p)	10/20/27	10	10,075
Forest Products & Paper — 0.1%
Asplundh Tree Expert LLC,
Initial Term Loan, 3 Month LIBOR + 2.500%
2.655%(c)	09/04/27	10	9,981

Total Bank Loans (cost $19,850)			20,056
Corporate Bonds — 90.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	10/01/21	10	10,314
Aerospace & Defense — 3.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.875%	06/15/23	10	9,972
2.850%	10/30/24	30	30,326
5.150%	05/01/30	10	11,289
6.875%	03/15/39	20	24,821
General Dynamics Corp.,
Gtd. Notes
3.250%	04/01/25	10	11,082
3.500%	04/01/27	30	34,441
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	30	32,767
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	10,467
3.350%	09/15/21	28	28,811
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	30	32,635
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50	10	10,603
4.450%	11/16/38	20	24,571
			261,785
Agriculture — 3.0%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	50	54,905
4.800%	02/14/29	30	35,482
5.950%	02/14/49	10	13,373
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	20	$ 20,070
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	30	30,060
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.500%	11/02/22	30	31,224
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	30	33,769
			218,883
Airlines — 0.5%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.900%	10/28/24	20	17,798
3.750%	10/28/29	10	8,515
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	10	10,375
			36,688
Auto Manufacturers — 4.4%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	09/10/25	20	19,980
2.050%	01/10/23	30	30,991
General Motors Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.150%(c)	09/10/21	10	9,997
Sr. Unsec’d. Notes
4.000%	04/01/25	17	18,269
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 1.310%
1.530%(c)	06/30/22	20	19,932
Gtd. Notes
3.700%	11/24/20	50	50,023
3.700%	05/09/23	20	20,914
4.250%	05/15/23	50	53,271
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.850%	11/01/22	30	31,056
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	20	19,950
1.800%	02/13/25	50	52,235
			326,618
Banks — 7.1%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.330%(ff)	03/15/50	20	25,403
Sub. Notes, MTN, Series L
4.183%	11/25/27	50	57,317
A1

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	10	$ 10,470
3.668%(ff)	07/24/28	30	33,670
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.800%	03/15/30	10	11,511
3.814%(ff)	04/23/29	20	22,766
Sub. Notes
5.150%	05/22/45	20	26,091
HSBC Holdings PLC (United Kingdom),
Sub. Notes
7.625%	05/17/32	10	14,180
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.522%(ff)	04/22/31	30	31,943
Sub. Notes
2.956%(ff)	05/13/31	110	117,761
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.287%	07/25/27	30	33,316
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	10	10,675
5.597%(ff)	03/24/51	10	15,081
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
0.750%	06/12/23	10	10,060
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.125%	08/03/27	30	29,903
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
1.375%	07/22/30	10	9,910
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31	10	12,096
5.013%(ff)	04/04/51	20	27,380
Sub. Notes, GMTN
4.300%	07/22/27	20	22,891
			522,424
Beverages — 1.9%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25	50	56,487
4.600%	04/15/48	10	12,016
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	9,922
1.650%	06/01/30	10	10,336
2.600%	06/01/50	20	20,426
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	03/01/24	30	32,931
			142,118
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology — 1.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23	30	$ 31,415
3.150%	02/21/40	20	21,229
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	50	51,805
4.750%	03/01/46	10	12,953
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	10	9,782
			127,184
Building Materials — 0.8%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.493%	02/15/27	20	20,941
3.377%	04/05/40	10	10,454
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	20,047
Lennox International, Inc.,
Gtd. Notes
1.350%	08/01/25	10	10,068
			61,510
Commercial Services — 0.4%
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/30	20	21,149
S&P Global, Inc.,
Gtd. Notes
1.250%	08/15/30	10	9,827
			30,976
Computers — 1.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50	20	20,725
3.350%	02/09/27	60	68,636
			89,361
Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.550%	03/25/40	10	12,233
Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25	150	146,182
Air Lease Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	02/01/25	20	19,640
Aircastle Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	08/11/25	10	9,783

A2

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25	20	$ 18,316
3.950%	07/01/24	20	19,117
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	10	11,435
3.850%	03/26/50	20	25,436
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	9,779
2.050%	04/15/30	10	10,702
4.300%	12/14/45	20	26,534
			296,924
Electric — 6.8%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.625%	01/12/23	200	210,998
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/15/50	20	25,081
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	11,267
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	10,976
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	10,188
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	31,493
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	10	10,941
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	40	41,833
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	20	28,008
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49	30	33,760
MidAmerican Energy Co.,
First Mortgage
3.650%	08/01/48	20	23,581
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	10	11,872
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	10	10,007
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
Sr. Sec’d. Notes
1.700%	10/01/30	10	$ 9,943
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	21,789
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	10	10,080
			501,817
Electronics — 0.4%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.950%	06/01/30	30	31,545
Environmental Control — 0.9%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	30	31,931
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23	30	31,326
			63,257
Foods — 0.7%
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30	10	10,271
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	10	9,909
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31	30	29,197
			49,377
Gas — 0.3%
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34	20	24,357
Healthcare-Services — 3.9%
Adventist Health System,
Bonds
2.952%	03/01/29	10	10,333
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49	20	22,114
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	20	21,059
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30	10	10,196
4.625%	12/15/29	10	10,778
4.750%	01/15/25	10	10,272

A3

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43	20	$ 27,920
CommonSpirit Health,
Sr. Sec’d. Notes
4.187%	10/01/49	30	31,850
HCA, Inc.,
Sr. Sec’d. Notes
5.500%	06/15/47	20	24,758
Northwell Healthcare, Inc.,
Sec’d. Notes
3.809%	11/01/49	10	11,041
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	53,148
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	32,246
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	20	20,894
			286,609
Home Builders — 0.2%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24	10	10,582
Household Products/Wares — 0.3%
Clorox Co. (The),
Sr. Unsec’d. Notes
1.800%	05/15/30	10	10,261
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.050%	09/15/27	10	10,071
			20,332
Insurance — 1.0%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	10	11,064
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25	10	9,972
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
3.375%	04/15/50	10	10,145
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	10	11,263
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.500%	10/30/24	20	20,776
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	$ 10,343
			73,563
Internet — 1.0%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	19,778
1.900%	08/15/40	10	9,589
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	06/03/27	20	20,318
3.150%	08/22/27	10	11,363
3.875%	08/22/37	10	12,450
			73,498
Leisure Time — 0.1%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
3.625%	12/15/24	10	7,007
Lodging — 0.8%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	30	30,397
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/24	30	30,834
			61,231
Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.100%	09/14/27	10	10,004
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	10,946
3.250%	04/09/50	10	11,279
			32,229
Machinery-Diversified — 0.6%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	11,435
3.750%	04/15/50	10	12,446
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	20	21,475
			45,356
Media — 4.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	10	11,968
5.750%	04/01/48	20	24,826

A4

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	$ 32,211
3.400%	04/01/30	10	11,525
4.250%	10/15/30	90	110,487
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	30	33,016
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	40	53,126
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26	30	31,429
Walt Disney Co. (The),
Gtd. Notes
1.650%	09/01/22	30	30,693
			339,281
Mining — 2.9%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	10	14,549
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	30	30,964
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	20	20,599
5.400%	11/14/34	20	22,117
Glencore Canada Corp. (Switzerland),
Gtd. Notes
6.200%	06/15/35	50	62,678
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
1.625%	09/01/25	10	9,912
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	55,217
			216,036
Miscellaneous Manufacturing — 1.4%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29	30	32,450
Eaton Corp.,
Gtd. Notes
2.750%	11/02/22	10	10,480
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	30	31,338
6.875%	01/10/39	20	25,535
			99,803
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 7.5%
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50	100	$ 95,648
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	22,246
3.078%	05/11/50	10	10,693
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	9,978
2.343%	08/12/50	10	9,401
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	20	20,140
4.375%	03/15/29	20	20,678
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	20	20,201
5.850%	12/15/25	20	22,391
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	10	9,629
5.375%	05/31/25	20	20,759
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	20	21,997
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.100%	02/01/21	30	30,353
4.375%	04/15/30	10	11,814
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	20	21,962
3.482%	03/19/30	10	11,526
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28	10	11,347
5.050%	11/15/44	30	39,203
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	04/15/22	60	56,731
2.700%	02/15/23	10	9,155
4.400%	08/15/49	20	14,051
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.250%	03/17/24	30	33,359
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	04/06/50	10	10,596
4.000%	05/10/46	20	23,310
			557,168
Oil & Gas Services — 0.1%
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	10	9,838

A5

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 8.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	120	$ 130,677
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	20	24,523
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.250%	02/27/27	50	57,016
Cigna Corp.,
Gtd. Notes
3.250%	04/15/25	20	21,918
3.875%	10/15/47	20	22,159
3.900%	02/15/22	50	52,262
Sr. Unsec’d. Notes
2.400%	03/15/30	40	41,456
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	10	9,839
2.625%	08/15/24	100	106,545
4.780%	03/25/38	20	24,264
5.050%	03/25/48	20	25,444
Johnson & Johnson,
Sr. Unsec’d. Notes
0.950%	09/01/27	10	10,008
2.100%	09/01/40	10	9,973
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	10	10,141
2.350%	06/24/40	10	10,142
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	10	10,376
3.000%	12/15/26	30	33,904
			600,647
Pipelines — 4.0%
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	10,994
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30	10	9,692
Jr. Sub. Notes, Series G
7.125%(ff)	—(rr)	10	7,890
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	10	9,918
4.150%	10/16/28	30	35,035
Gtd. Notes, Series D
6.875%	03/01/33	10	13,314
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	30	33,052
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	50	$ 52,676
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	14,131
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	12,422
7.000%	10/15/28	10	12,756
Gtd. Notes, 144A
2.900%	03/01/30	10	10,349
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30	10	10,776
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	50	51,722
8.750%	03/15/32	10	14,265
			298,992
Private Equity — 0.3%
KKR Group Finance Co. VIII LLC,
Gtd. Notes, 144A
3.500%	08/25/50	20	20,280
Real Estate Investment Trusts (REITs) — 0.4%
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30	10	9,761
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	11/30/26	20	21,750
			31,511
Retail — 2.4%
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
1.950%	10/01/30	10	9,929
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27	20	20,449
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	20	22,598
3.300%	04/15/40	10	11,344
3.900%	12/06/28	10	11,970
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28	30	34,960
Target Corp.,
Sr. Unsec’d. Notes
2.350%	02/15/30	10	10,851
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29	10	10,983
3.400%	06/26/23	20	21,599

A6

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
3.700%	06/26/28	20	$ 23,600
			178,283
Semiconductors — 4.6%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/50	10	10,485
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	20	22,453
4.700%	04/15/25	20	22,712
5.000%	04/15/30	10	11,796
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	02/15/60	10	10,769
3.900%	03/25/30	20	24,154
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	10	10,356
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/50	10	11,659
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.400%	05/01/30	10	10,940
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/03/27	10	11,181
TSMC Global Ltd. (Taiwan),
Gtd. Notes, 144A
1.000%	09/28/27	200	196,431
			342,936
Software — 2.9%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
1.350%	09/15/30	10	9,774
Adobe, Inc.,
Sr. Unsec’d. Notes
2.150%	02/01/27	20	21,431
2.300%	02/01/30	30	32,354
Intuit, Inc.,
Sr. Unsec’d. Notes
0.650%	07/15/23	10	10,042
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	50	54,473
3.700%	08/08/46	20	25,176
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26	50	54,586
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	10	9,737
			217,573
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 4.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28	50	$ 50,026
2.750%	06/01/31	10	10,522
3.100%	02/01/43	20	19,408
4.300%	02/15/30	10	11,840
4.500%	03/09/48	9	10,237
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	10	15,524
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.050%	02/15/28	10	10,232
2.550%	02/15/31	10	10,335
3.875%	04/15/30	20	22,821
4.375%	04/15/40	10	11,694
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30	10	9,973
4.329%	09/21/28	60	72,816
4.400%	11/01/34	10	12,482
4.522%	09/15/48	20	26,200
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28	10	11,851
4.875%	06/19/49	10	12,354
			318,315
Transportation — 0.6%
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/24	20	21,907
3.950%	09/10/28	20	23,642
			45,549

Total Corporate Bonds (cost $6,457,783)			6,693,990
Sovereign Bond — 0.1%
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	10	10,822
(cost $10,000)
U.S. Treasury Obligations — 3.1%
U.S. Treasury Bonds
1.250%	05/15/50	210	199,008
U.S. Treasury Notes
0.125%	09/15/23	20	19,981
0.250%	06/30/25	10	9,994

Total U.S. Treasury Obligations (cost $230,812)			228,983

Total Long-Term Investments (cost $6,811,642)			7,047,042

A7

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Short-Term Investment — 5.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $399,820)(w)	399,820	$ 399,820

TOTAL INVESTMENTS—100.4% (cost $7,211,462)		7,446,862

Liabilities in excess of other assets(z) — (0.4)%		(31,285)

Net Assets — 100.0%		$ 7,415,577

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of September 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	2 Year U.S. Treasury Notes	Dec. 2020	$662,883	$ 229
2	5 Year U.S. Treasury Notes	Dec. 2020	252,062	309
				538
Short Position:
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	443,625	2,919
				$3,457
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8